UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07831
                                                     ---------

			        FMI Funds, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)


                                 Ted D. Kellner
                           Fiduciary Management, Inc.
		      100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)


                                 414-226-4555
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: JUNE 30, 2007
                          -------------


Item 1. Schedule of Investments.



                                   FMI Focus Fund
                               Schedule of Investments
                                   June 30, 2007
                                    (Unaudited)


Shares or Principal Amount                                         Value
------------------------------------------------------------------------------

LONG-TERM INVESTMENTS-88.0% (A)
COMMON STOCKS-84.7% (A)

COMMERCIAL SERVICES SECTOR-4.0%
-------------------------------
        Advertising/Marketing Services-2.4%
    800,000    ValueClick, Inc.*                                 $23,568,000


        Personnel Services-1.6%
    166,700    Manpower Inc.                                      15,376,408


CONSUMER NON-DURABLES SECTOR-2.0%
---------------------------------
        Apparel/Footwear-0.8%
    221,700    Liz Claiborne, Inc.                                 8,269,410


        Consumer Sundries-1.2%
    868,000    Central Garden & Pet Co.*                          10,641,680

     95,200    Central Garden & Pet Co. Cl A Non-Voting*           1,116,696

                                                           -----------------
                                                                  11,758,376

DISTRIBUTION SERVICES SECTOR-8.6%
---------------------------------
        Electronics Distributors-2.9%
    536,200    Arrow Electronics, Inc.*                           20,606,166

    382,400    Ingram Micro Inc.*                                  8,301,904

                                                           -----------------
                                                                  28,908,070

        Wholesale Distributors-5.7%
    526,900    Beacon Roofing Supply, Inc.*                        8,952,031

    340,900    Grainger (W.W.), Inc.                              31,720,745

    584,200    Interline Brands, Inc.*                            15,235,936

                                                           -----------------
                                                                  55,908,712

ELECTRONIC TECHNOLOGY SECTOR-5.9%
---------------------------------
        Computer Communications-1.1%
    444,300    Juniper Networks, Inc.*                            11,183,031


        Electronic Production Equipment-2.0%
    428,400    Asyst Technologies, Inc.*                           3,097,332

    826,400    Entegris Inc.*                                      9,817,632

    230,500    MKS Instruments, Inc.*                              6,384,850

                                                           -----------------
                                                                  19,299,814

        Semiconductors-2.2%
    173,900    Actel Corp.*                                        2,418,949

    828,100    Altera Corp.                                       18,325,853

     94,900    Exar Corp.*                                         1,271,660

                                                           -----------------
                                                                  22,016,462

        Telecommunications Equipment-0.6%
    986,500    AudioCodes Ltd.*                                    5,544,130


ENERGY MINERALS SECTOR-1.2%
---------------------------
        Oil & Gas Production-1.2%
    190,000    Noble Energy, Inc.                                 11,854,100


FINANCE SECTOR-12.1%
--------------------
        Finance/Rental/Leasing-5.5%
    256,700    Advance America Cash Advance Centers Inc.           4,553,858

    295,900    Assured Guaranty Ltd.                               8,746,804

    903,100    RAM Holdings Ltd.*                                 14,223,825

  1,008,600    Rent-A-Center, Inc.*                               26,455,578

                                                           -----------------
                                                                  53,980,065

        Insurance Brokers/Services-1.2%
    429,900    Arthur J. Gallagher & Co.                          11,985,612


        Multi-Line Insurance-1.4%
    173,600    PartnerRe Ltd.                                     13,454,000


        Regional Banks-1.9%
    440,725    Associated Banc-Corp                               14,411,708

     64,700    Greater Bay Bancorp                                 1,801,248

     96,600    Midwest Banc Holdings, Inc.                         1,400,700

    117,900    Nexity Financial Corp.*                             1,212,012

                                                           -----------------
                                                                  18,825,668

        Specialty Insurance-2.1%
    370,500    MGIC Investment Corp.                              21,066,630


HEALTH SERVICES SECTOR-0.9%
---------------------------
        Health Industry Services-0.9%
    233,300    Pharmaceutical Product Development, Inc.            8,928,391


HEALTH TECHNOLOGY SECTOR-5.3%
-----------------------------
        Biotechnology-1.7%
    317,500    Charles River Laboratories
  		 International, Inc.*    			  16,389,350


        Medical Specialties-3.6%
    302,300    Beckman Coulter, Inc.                              19,552,764

    371,000    PerkinElmer, Inc.                                   9,668,260

    276,500    Wright Medical Group, Inc.*                         6,669,180

                                                           -----------------
                                                                  35,890,204

INDUSTRIAL SERVICES SECTOR-9.7%
-------------------------------
        Contract Drilling-1.9%
    195,000    Pride International, Inc.*                          7,304,700

    286,100    Rowan Companies, Inc.                              11,724,378

                                                           -----------------
                                                                  19,029,078


        Environmental Services-2.9%
    912,282    Casella Waste Systems, Inc.*                        9,834,400

    598,200    Republic Services, Inc.                            18,328,848

                                                           -----------------
                                                                  28,163,248

        Oilfield Services/Equipment-4.9%
    911,000    Dresser-Rand Group, Inc.*                          35,984,500

    523,452    Hanover Compressor Co.*                            12,484,330

                                                           -----------------
                                                                  48,468,830

PROCESS INDUSTRIES SECTOR-15.9%
-------------------------------
        Chemicals: Major Diversified-2.8%
    715,800    Celanese Corp.                                     27,758,724


        Chemicals: Specialty-6.2%
    261,200    Airgas, Inc.                                       12,511,480

    349,400    Cambrex Corp.                                       4,636,538

    278,600    Cytec Industries Inc.                              17,766,322

    415,400    Rockwood Holdings Inc.*                            15,182,870

    259,800    Sigma-Aldrich Corp.                                11,085,666

                                                           -----------------
                                                                  61,182,876

        Containers/Packaging-5.0%
    644,600    Bemis Company, Inc.                                21,387,828

    685,900    Packaging Corp of America                          17,360,129

    728,600    Smurfit-Stone Container Corp.*                      9,697,666

                                                           -----------------
                                                                  48,445,623

        Industrial Specialties-1.9%
    401,900    Ferro Corp.                                        10,019,367

    314,300    Polypore International, Inc.*                       5,522,251

     80,000    Rogers Corp.*                                       2,960,000

                                                           -----------------
                                                                  18,501,618

PRODUCER MANUFACTURING SECTOR-6.7%
----------------------------------
        Electrical Products-2.0%
    723,800    Molex Inc. Cl A                                    19,216,890


        Industrial Machinery-3.6%
    140,000    Kadant Inc.*                                        4,368,000

    374,100    Kennametal Inc.                                    30,687,423

                                                           -----------------
                                                                  35,055,423

        Miscellaneous Manufacturing-1.1%
    302,800    Brady Corp.                                        11,245,992


        Trucks/Construction/Farm Machinery-0.0%
     19,800    Federal Signal Corp.                                  314,028


RETAIL TRADE SECTOR-4.6%
------------------------
        Apparel/Footwear Retail-0.6%
    150,000    Jos. A. Bank Clothiers, Inc.*                       6,220,500


        Discount Stores-2.8%
    805,400    Family Dollar Stores, Inc.                         27,641,328


        Specialty Stores-1.2%
     53,000    Guitar Center, Inc.*                                3,169,930

    262,800    PetSmart, Inc.                                      8,527,860

                                                           -----------------
                                                                  11,697,790

TECHNOLOGY SERVICES SECTOR-6.8%
-------------------------------
        Data Processing Services-1.0%
    319,000    Hewitt Associates, Inc.*                           10,208,000


        Information Technology Services-2.8%
  1,125,000    CIBER, Inc.*                                        9,202,500

    526,500    JDA Software Group, Inc.*                          10,335,195

  1,021,500    Sapient Corp.*                                      7,896,195

                                                           -----------------
                                                                  27,433,890

        Internet Software/Services-1.0%
    415,300    eCollege.com*                                       9,240,425


        Packaged Software-2.0%
    908,100    Parametric Technology Corp.*                       19,624,041


TRANSPORTATION SECTOR-1.0%
--------------------------
        Trucking-1.0%
    470,400    Werner Enterprises, Inc.                            9,478,560
                                                           -----------------
               Total common stocks
		  (Cost $600,962,862)				 833,133,297


MUTUAL FUNDS-3.3% (A)

    454,900    iShares S&P SmallCap 600 Index Fund                32,343,390
                                                           -----------------
               Total mutual funds
                (Cost $20,823,354)	                          32,343,390
                                                           -----------------
               Total long-term investments
                 (Cost $621,786,216)	        	         865,476,687


SHORT-TERM INVESTMENTS-12.5% (A)

        Commercial Paper-8.9%
$15,000,000    Toyota Motor Credit Corp., 5.14%,
                 due 7/02/07      				  14,997,858

 23,000,000    Citigroup Funding Inc., 5.20%,
		 due 7/03/07         				  22,993,356

 32,000,000    Rabobank USA Financial Corp.,
   		 5.20%, due 7/05/07   			          31,981,511

 18,000,000    American Express Credit Corp.,
                 5.19%, due 7/06/07  			          17,987,025
                                                           -----------------
               Total commercial paper
                 (Cost $87,959,750)			          87,959,750


        Variable Rate Demand Note-3.6%
 35,024,179    U.S. Bank, N.A., 5.07%                             35,024,179
                                                           -----------------
               Total variable rate demand note
                 (Cost $35,024,179)			          35,024,179
                                                           -----------------
               Total short-term investments
                 (Cost $122,983,929)			         122,983,929
                                                           -----------------
               Total investments-100.5%
                 (Cost $744,770,145)                             988,460,616

               Liabilities, less cash and
                 receivables-(0.5%) (A)                           (4,937,090)
                                                           -----------------
               TOTAL NET ASSETS-100.0%                          $983,523,526
                                                           =================


  *  Non-income paying security.

 (A) Percentages for the various classifications relate to net assets.


As of June 30, 2007, investment cost for federal tax purposes was $751,398,565 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $251,324,130

Aggregate gross unrealized depreciation           (14,262,079)
                                               --------------
Net unrealized appreciation                      $237,062,051
                                               ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


                                       FMI Large Cap Fund
                                     Schedule of Investments
                                         June 30, 2007
                                           (Unaudited)


Shares or Principal Amount                                         Value
------------------------------------------------------------------------------

LONG-TERM INVESTMENTS-90.8% (A)
COMMON STOCKS-90.8% (A)

COMMERCIAL SERVICES SECTOR-3.4%
-------------------------------
        Miscellaneous Commercial Services-3.4%
    472,000    Cintas Corp.                                      $18,610,960


COMMUNICATIONS SECTOR-4.5%
--------------------------
        Major Telecommunications-4.5%
  1,190,000    Sprint Nextel Corp.                                24,644,900


CONSUMER NON-DURABLES SECTOR-7.1%
---------------------------------
        Beverages: Alcoholic-3.6%
    237,000    Diageo PLC - SP-ADR                                19,744,470


        Household/Personal Care-3.5%
    286,000    Kimberly-Clark Corp.                               19,130,540


CONSUMER SERVICES SECTOR-4.3%
-----------------------------
        Media Conglomerates-4.3%
  1,111,000    Time Warner Inc.                                   23,375,440


DISTRIBUTION SERVICES SECTOR-8.8%
---------------------------------
        Medical Distributors-4.2%
    330,000    Cardinal Health, Inc.                              23,311,200


        Wholesale Distributors-4.6%
    273,000    Grainger (W.W.), Inc.                              25,402,650


ELECTRONIC TECHNOLOGY SECTOR-2.9%
---------------------------------
        Electronic Equipment/Instruments-2.9%
    270,600    CANON INC. SP-ADR                                  15,867,984


ENERGY MINERALS SECTOR-3.8%
---------------------------
        Integrated Oil-3.8%
    291,000    BP PLC - SP-ADR                                    20,992,740


FINANCE SECTOR-14.4%
--------------------
        Insurance Brokers/Services-4.5%
    565,000    Willis Group Holdings Ltd.                         24,893,900


        Major Banks-4.3%
    576,000    Bank of New York Company, Inc.*                    23,869,440


        Property/Casualty Insurance-5.6%
      8,600    Berkshire Hathaway Inc. Cl B*                      31,003,000


HEALTH TECHNOLOGY SECTOR-3.6%
-----------------------------
        Medical Specialties-3.6%
    264,000    Becton, Dickinson & Co.                            19,668,000


INDUSTRIAL SERVICES SECTOR-3.5%
-------------------------------
        Environmental Services-3.5%
    486,000    Waste Management, Inc.                             18,978,300


PROCESS INDUSTRIES SECTOR-4.4%
------------------------------
        Chemicals: Specialty-4.4%
    337,000    Praxair, Inc.                                      24,260,630


PRODUCER MANUFACTURING SECTOR-8.1%
----------------------------------
        Industrial Conglomerates-8.1%
    486,000    General Electric Co.                               18,604,080

    762,000    Tyco International Ltd.*                           25,747,980

                                                           -----------------
                                                                  44,352,060

RETAIL TRADE SECTOR-12.1%
-------------------------
        Apparel/Footwear Retail-3.7%
    731,000    TJX Companies, Inc.                                20,102,500


        Discount Stores-4.9%
    554,000    Wal-Mart Stores, Inc.                              26,652,940


        Electronics/Appliance Stores-3.5%
    417,600    Best Buy Co., Inc.                                 19,489,392


TECHNOLOGY SERVICES SECTOR-6.1%
-------------------------------
        Information Technology-6.1%
    776,000    Accenture Ltd.                                     33,282,640


TRANSPORTATION SECTOR-3.8%
--------------------------
        Air Freight/Couriers-3.8%
    286,000    United Parcel Service, Inc. Cl B                   20,878,000
                                                           -----------------
               Total common stocks
  		 (Cost $448,323,105)	                         498,511,686
                                                           -----------------
               Total long-term investments
                 (Cost $448,323,105)		     	         498,511,686


SHORT-TERM INVESTMENTS-7.9% (A)
        Commercial Paper-4.4%
 $8,000,000    Abbey National North America LLC,
		 5.21%, due 07/06/07                               7,994,211

  8,000,000    Citigroup Funding Inc.,
  		 5.23%, due 07/06/07                               7,994,189

  8,000,000    Toyota Motor Credit Corp.,
  		 5.20%, due 07/06/07                               7,994,222
                                                           -----------------
               Total commercial paper
  		 (Cost $23,982,622)                               23,982,622


        Variable Rate Demand Notes-3.5%
 15,906,805    U.S. Bank, N.A., 5.07%                             15,906,805

  3,500,000    Wisconsin Corporate Central Credit Union, 4.99%     3,500,000
                                                           -----------------
               Total variable rate demand notes
  		 (Cost $19,406,805)                               19,406,805
                                                           -----------------
               Total short-term investments
  		 (Cost $43,389,427)                               43,389,427
                                                           -----------------
               Total investments-98.7%
  		 (Cost $491,712,532)                             541,901,113

               Cash and receivables, less
                 liabilities-1.3% (A)                              7,334,155
                                                           -----------------
               TOTAL NET ASSETS-100.0%                          $549,235,268
                                                           =================


  *  Non-income paying security.

 (A) Percentages for the various classifications relate to net assets.

     ADR-American Depositary Receipts

As of June 30, 2007, investment cost for federal tax purposes was $491,736,070 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $53,486,791

Aggregate gross unrealized depreciation           (3,321,748)
					      --------------
Net unrealized appreciation                      $50,165,043
                                              ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.




Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.




Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.
                   -------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               ---------------------------
                                Ted D. Kellner, President

     Date   08/06/07
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ---------------------------
                                    Ted D. Kellner, President

     Date  08/06/07
           --------------

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ------------------------
 				    Ted D. Kellner, Treasurer

     Date  08/06/07
           --------------